RNC Genter Dividend Income Fund

(Ticker Symbol: GDIIX)

A series of Investment Managers Series Trust

Supplement dated October 17, 2019, to the

Prospectus and Statement of Additional Information (“SAI”), both dated March 1, 2019, as supplemented.

Effective October 4, 2019 (the “Effective Date”), John G. Marshall no longer serves as a portfolio manager of the RNC Genter Dividend Income Fund (the “Fund”). David Pescherine is added and James “Rocky” Barber and David P. Klatt will continue as portfolio managers to the Fund. Accordingly, as of the Effective Date, the Prospectus and SAI are updated as follows.

The “Portfolio Managers” section on page 4 of the Prospectus is replaced with the following:

The portfolio management team is comprised of James “Rocky” Barber, Senior Vice President, David P. Klatt, Vice President, and David Pescherine, Vice President. Messrs. Barber and Klatt have served as portfolio managers of the Fund since its inception in December 2008. Mr. Pescherine has served as a portfolio manager of the Fund since October 2019. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The first sentence of the first paragraph under the heading entitled “Portfolio Managers” beginning on page 7 of the Prospectus is replaced with the following:

James “Rocky” Barber, David P. Klatt, and David Pescherine are the co-managers of the Fund.

The following paragraph is added under the heading entitled “Portfolio Managers” beginning on page of the Prospectus:

David Pescherine, joined RNC Genter Capital Management in 2006 as Vice President, Securities Analyst, and is a member of the Executive Management, Equity Research, and Investment Policy Committees. His equity securities research is specialized in the Technology, Financial, Consumer Staples, and Telecommunications sectors. He was promoted to First Vice President in 2010, Senior Vice President Director of Equity Research in 2011, and Co-Portfolio Manager of the Dividend Income Strategy in 2019. Prior to joining RNC Genter, Mr. Pescherine worked for First Union Bank as a portfolio manager. He then served as a sell side analyst with Citigroup. During his six year tenure at Citigroup, he led a research team that specialized in electronics manufacturing services (EMS) in the technology sector. Mr. Pescherine earned a M.B.A. from the Stern School of Business at New York University and a B.S. from Penn State University. Mr. Pescherine is a CFA charterholder and a member of the CFA Institute and the CFA Society of Los Angeles.

The first sentence of the first paragraph under the heading entitled “Portfolio Managers” beginning on page B-20 of the SAI is replaced with the following:

James “Rocky” Barber, CFA, David P. Klatt, CFA, and David Pescherine are the portfolio managers responsible for the day-to-day management of the Fund.

The following are added under the section entitled “Other Accounts Managed by the Portfolio Managers” beginning on page B-20 of the SAI:

Information on other accounts managed by David Pescherine as of September 30, 2019 is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Pescherine	0	$0	0	$0	2	$18

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
David Pescherine	0	$0	0	$0	0	$0

The first sentence of the paragraph under the heading entitled “Compensation” on page B-20 of the SAI is replaced with the following:

Messrs. Barber, Klatt, and Pescherine are compensated by the Advisor.

The following is added to the “Ownership of the Fund by Portfolio Managers” beginning on page B-20 of the SAI:

The following chart sets forth the dollar range of equity securities owned by David Pescherine in the Fund as of September 30, 2019.

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
David Pescherine	$100,001-$500,000

All references to John G. Marshall in the Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.